LONG-TERM INVESTMENTS, NET - Available-for-sale debt investments (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
LONG-TERM INVESTMENTS, NET
Cost or Amortized cost	¥ 7,778,077
Gross unrecognized holding gains	55,630
Gross unrecognized holding losses	(20,052)
Fair value	7,813,655
Proceeds received at settlement date of available-for-sale debt investment	¥ 716,000